FAIR VALUE MEASUREMENT AND FINANCIAL INSTRUMENTS - Summary of Changes in Fair Value of Contingent Consideration (Details) - USD ($)	3 Months Ended					9 Months Ended		12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Roll Forward]
Beginning balance	$ 1,800,000	$ 56,600,000	$ 170,600,000	$ 157,000,000	$ 108,840,000	$ 52,000,000	$ 108,840,000	$ 108,840,000
Decrease in the fair value of contingent consideration	(1,800,000)	(4,600,000)	(114,000,000)	13,600,000	48,160,000	(52,000,000)	(52,240,000)	(56,840,000)	$ (11,180,000)	$ 71,620,000
Ending balance	$ 0	52,000,000	$ 56,600,000	$ 170,600,000	$ 157,000,000	$ 0	$ 56,600,000	52,000,000	108,840,000
Contingent consideration - short term		0						0	8,985,000
Contingent consideration		$ 52,000,000						$ 52,000,000	$ 99,855,000